UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/08

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      28-11604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California             August 8, 2008
[Signature]			[City, State]			   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    22
Form 13F Information Table Value Total:             $ 192,573
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 06/30/08



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

AKAMAI
  TECHNOLOGIES INC   COMM STK	   00971T101   8,698	  250,000    SH		SOLE		   250,000	0    0
APPLE INC	     COMM STK	   037833100   6,698	   40,000    SH		SOLE		    40,000	0    0
ARIBA INC	     COMM STK	   04033V203  13,975	  950,000    SH		SOLE		   950,000	0    0
BLUE COAT
  SYSTEMS INC	     COMM STK	   09534T508  10,536	  746,700    SH		SOLE		   746,700	0    0
CONCUR
  TECHNOLOGIES INC   COMM STK	   206708109   3,323	  100,000    SH		SOLE		   100,000	0    0
FOCUS MEDIA HLDG LTD SPONSORED ADR 34415V109  14,641	  528,191    SH		SOLE		   528,191	0    0
GENOMIC HEALTH INC   COMM STK	   37244C101  11,619	  606,758    SH		SOLE		   606,758	0    0
GOOGLE INC	     COMM STK	   38259P508  14,213	   27,000    SH		SOLE		    27,000	0    0
INFINERA CORPORATION COMM STK	   45667G103   5,057	  573,333    SH		SOLE		   573,333	0    0
INSULET CORP         COMM STK      45784P101   3,866      245,782    SH		SOLE		   245,782	0    0
INTERNAP NETWORK
  SVCS CORP	     COMM STK	   45885A300  11,700	2,500,000    SH		SOLE		 2,500,000	0    0
LOOPNET INC	     COMM STK	   543524300   3,616	  320,000    SH		SOLE		   320,000	0    0
MAKO SURGICAL CORP   COMM STK	   560879108   2,562	  350,000    SH		SOLE		   350,000	0    0
PALM INC	     COMM STK	   696643105  10,780	2,000,000    SH		SOLE		 2,000,000	0    0
PALM INC	     CALL	   696643905     780        6,500        CALL   SOLE                 6,500      0    0
PROSHARES TR         ULT.SHORT QQQ 74347R875  18,829      420,000    SH         SOLE               420,000      0    0
QUALCOMM INC	     COMM STK	   747525103   6,656	  150,000    SH		SOLE		   150,000	0    0
RESEARCH IN
  MOTION LTD         COMM STK	   760975102  15,197	  130,000    SH		SOLE		   130,000	0    0
3PAR INC	     COMM STK	   88580F109   1,568	  200,000    SH		SOLE		   200,000	0    0
VISTAPRINT LIMITED   SHS           G93762204   9,931      371,100    SH         SOLE               371,100      0    0
VOLTERRA
  SEMICONDUCTOR COP  COMM STK	   92870B106   8,103      469,464    SH		SOLE		   469,464	0    0
YAHOO                COMM STK      984332106  10,227      495,000    SH         SOLE               495,000      0    0

GRAND TOTAL				    $192,573
